Redeemable Noncontrolling Interests (Tables)	9 Months Ended
Dec. 31, 2023
Noncontrolling Interest [Abstract]
Changes in Redeemable Noncontrolling Interests
Changes in redeemable noncontrolling interests for the nine months ended December 31, 2022 and 2023 are as follows:

	Millions of yen
	Nine months ended December 31, 2022	Nine months ended December 31, 2023
Beginning balance	¥0	¥945
Transaction with noncontrolling interests	949	979
Comprehensive income
Net income	23	65
Other comprehensive income (losses)
Net unrealized gains (losses) on investment in debt securities	0	8
Net change of foreign currency translation adjustments	2	66
Total other comprehensive income	2	74
Comprehensive income	25	139
Dividends	0	(218)

Ending balance	¥974	¥1,845